Report of Directors Corporate Governance - Notes to the single figure of remuneration - Benefits (Details) - Noel Quinn - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Insurance benefit (non-taxable)	£ 67	£ 51
Car and driver (UK and Hong Kong)	£ 87	£ 139